================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    ---------
                                    FORM N-CSR
                                    ---------

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-3807

                        SunAmerica Money Market Funds, Inc
              ----------------------------------------------------
               (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
     ---------------------------------------------------------------------
     (Address of principal executive offices)                   (Zip code)

                                 John T. Genoy
                             Senior Vice President
                     AIG SunAmerica Asset Management Corp.
                          Harborside Financial Center,
                                  3200 Plaza 5
                             Jersey City, NJ 07311
                   -----------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31
Date of reporting period:  June 30, 2008

================================================================================

Item 1. Reports to Stockholders

[PHOTO]




SEMI-ANNUAL REPORT 2008

SUNAMERICA
Money Market Funds





     [LOGO]

     www.sunamericafunds.com

     live longer retire stronger/sm/

        June 30, 2008                                         SEMI-ANNUAL REPORT

SUNAMERICA MONEY MARKET FUNDS, INC.

SunAmerica Money Market Fund (SMAXX)

SunAmerica Municipal Money Market Fund (NMAXX)

                        Table of Contents



        SHAREHOLDERS' LETTER........................................  1
        EXPENSE EXAMPLE.............................................  2
        STATEMENT OF ASSETS AND LIABILITIES.........................  4
        STATEMENT OF OPERATIONS.....................................  5
        STATEMENT OF CHANGES IN NET ASSETS..........................  6
        FINANCIAL HIGHLIGHTS........................................  7
        PORTFOLIO OF INVESTMENTS....................................  9
        NOTES TO FINANCIAL STATEMENTS............................... 16

        June 30, 2008                                         SEMI-ANNUAL REPORT

        Shareholders' Letter


Dear Shareholder:

We are pleased to present the semi-annual shareholder report for the SunAmerica Money Market Fund and the SunAmerica Municipal Money Market Fund for the six-month period ended June 30, 2008.

The past six months certainly have been challenging in both the financial and economic markets. Slowing economic growth was the dominant theme over the period with increasing concerns about inflation entering the economic dialogue toward the end of the period. The housing downturn and credit crisis have weighed on growth while steadily rising energy and food prices have stimulated inflation fears.

The Federal Reserve has responded by reducing the Federal Funds Rate throughout the period ending at a rate of 2.00%. However, given the twin concerns of economic growth and inflation at the end of the period, the future direction of interest rates remains uncertain.

Market conditions also have been challenging for both funds. The widely reported downgrade of monoline insurers such as MBIA and AMBAC has shrunk the inventory of available securities in the Municipal Money Market Fund. Our managers have responded by focusing on securities backed by letters of credit.

The total return of the Money Market Fund was negatively impacted by its holding in Cheyne Finance, LLC, which had previously discontinued making interest and principal payments in connection with an insolvency event. In addition, the Fund has faced the challenge of declining yields on money market securities. Yields decreased steadily throughout the period with one-month certificates of deposit yielding approximately 2.65% on June 30, 2008 down from roughly 4.42% on December 31, 2007. We have responded by retaining a larger than normal position in U.S. Treasuries and repurchase agreements backed by U.S. Treasuries while actively managing the Fund's duration.

Though the markets have posed challenges, we remain diligent in the management of your assets and thank you for your continued investment in our Funds.

Sincerely,

/s/ Peter A. Harbeck
Peter A. Harbeck
President and CEO
AIG SunAmerica Asset Management Corp.


--------
Past performance is no guarantee of future results.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

        SunAmerica Money Market Funds
        EXPENSE EXAMPLE -- June 30, 2008 -- (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Fund in the SunAmerica Money Market Funds, Inc., you may incur two types of costs: (1) transaction costs, including sales charges on purchase payments and contingent deferred sales charges and (2) ongoing costs, including management fees, distribution and service fees, and other Fund expenses. This Example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at January 1, 2008 and held until June 30, 2008.

Actual Expenses

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended June 30, 2008" to estimate the expenses you paid on your account during this period. For shareholder accounts in classes other than Class I, the "Expenses Paid During the Six Months Ended June 30, 2008" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended June 30, 2008" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Funds' prospectus and/or your retirement plan documents for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended June 30, 2008" column would have been higher and the "Ending Account Value" would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. For shareholder accounts in classes other than Class I, the "Expenses Paid During the Six Months Ended June 30, 2008" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended June 30, 2008" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Funds' prospectus and/or your retirement plan documents for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended June 30, 2008" column would have been higher and the "Ending Account Value" would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to the Fund's prospectus and/or qualified retirement plan document for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

        SunAmerica Money Market Funds
        EXPENSE EXAMPLE -- June 30, 2008 -- (unaudited) (continued)

                                   Actual                                      Hypothetical
                -------------------------------------------- ------------------------------------------------
                                 Ending                                     Ending Account                    Expense
                  Beginning   Account Value  Expenses Paid     Beginning      Value using     Expenses Paid    Ratio
                Account Value Using Actual     During the    Account Value a Hypothetical 5%    During the     as of
                at January 1,  Returns at   Six Months Ended at January 1, Assumed Return at Six Months Ended June 30,
                    2008      June 30, 2008  June 30, 2008       2008        June 30, 2008    June 30, 2008    2008*
                ------------- ------------- ---------------- ------------- ----------------- ---------------- --------
Money Market
 Fund
   Class A.....   $1,000.00     $1,011.34        $4.60         $1,000.00       $1,020.29          $4.62         0.92%
   Class B.....   $1,000.00     $1,007.16        $8.73         $1,000.00       $1,016.16          $8.77         1.75%
   Class C ....   $1,000.00     $1,007.24        $8.63         $1,000.00       $1,016.26          $8.67         1.73%
   Class I#....   $1,000.00     $1,011.93        $4.00         $1,000.00       $1,020.89          $4.02         0.80%
Municipal
 Money Market
 Fund
   Class A#....   $1,000.00     $1,007.35        $4.44         $1,000.00       $1,020.44          $4.47         0.89%
   Class B#....   $1,000.00     $1,003.38        $8.37         $1,000.00       $1,016.51          $8.42         1.68%
   Class C#....   $1,000.00     $1,003.38        $8.42         $1,000.00       $1,016.46          $8.47         1.69%

--------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days divided by 366 days. These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to your Prospectus and/or your qualified retirement plan document for more information.
# During the stated period, the investment adviser and distributor either waived a portion of or all of the fees and assumed a portion of or all expenses for the Funds. As a result, if these fees and expenses had not been waived, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended June 30, 2008" and the "Expense Ratios" would have been higher.

        SunAmerica Money Market Funds
        STATEMENT OF ASSETS AND LIABILITIES -- June 30, 2008 -- (unaudited)

                                                                     Money Market  Municipal Money
                                                                         Fund        Market Fund
                                                                    -------------- ---------------
ASSETS:
Short-term investment securities, at value* (unaffiliated)......... $1,023,331,633 $  140,120,892
Repurchase agreements (cost approximates market value).............     80,509,000             --
                                                                    -------------- --------------
  Total Investments................................................ $1,103,840,633 $  140,120,892
                                                                    -------------- --------------

Cash...............................................................         39,489             --
Receivable for:
  Fund shares sold.................................................      3,235,162        167,586
  Dividends and interest...........................................      4,447,731        517,522
Prepaid expenses and other assets..................................          8,879          3,470
Due from investment adviser for expense reimbursements/fee waivers.            330            535
                                                                    -------------- --------------
  Total Assets.....................................................  1,111,572,224    140,810,005
                                                                    -------------- --------------
LIABILITIES:
Payable for --
  Fund shares redeemed.............................................      1,081,987         23,653
  Investments purchased............................................             --        500,544
  Investment advisory and management fees..........................        426,523         40,630
  Distribution and service maintenance fees........................        168,645         17,928
  Transfer agent fees and expenses.................................        220,607         31,378
Dividends payable..................................................         23,315          1,979
Due to custodian...................................................             --        818,303
Directors' fees and expenses.......................................        262,942          8,829
Other accrued expenses.............................................        296,207        104,270
                                                                    -------------- --------------
Total Liabilities..................................................      2,480,226      1,547,514
                                                                    -------------- --------------
   Net Assets...................................................... $1,109,091,998 $  139,262,491
                                                                    ============== ==============
NET ASSETS REPRESENTED BY:
Common stock, $.001 par value (10 billion shares authorized)....... $    1,108,702 $      139,274
Paid-in capital....................................................  1,107,498,040    139,134,941
                                                                    -------------- --------------
                                                                     1,108,606,742    139,274,215
Accumulated undistributed net investment income (loss).............         77,901            580
Accumulated realized gain (loss) on investment.....................        407,355        (12,304)
                                                                    -------------- --------------
   Net Assets...................................................... $1,109,091,998 $  139,262,491
                                                                    ============== ==============
Class A:
Net assets......................................................... $1,029,305,541 $  138,266,363
Shares outstanding.................................................  1,028,936,358    138,277,883
Net asset value and redemption price per share
 (excluding any applicable contingent deferred sales charge)....... $         1.00 $         1.00
                                                                    ============== ==============
Class B:
Net assets......................................................... $   20,452,895 $      204,386
Shares outstanding.................................................     20,446,382        204,343
Net asset value and redemption price per share
 (excluding any applicable contingent deferred sales charge)....... $         1.00 $         1.00
                                                                    ============== ==============
Class C+:
Net assets......................................................... $   42,270,580 $      791,742
Shares outstanding.................................................     42,259,773        791,815
Net asset value and redemption price per share
 (excluding any applicable contingent deferred sales charge)....... $         1.00 $         1.00
                                                                    ============== ==============
Class I:
Net assets......................................................... $   17,062,982 $           --
Shares outstanding.................................................     17,059,207             --
Net asset value and redemption price per share..................... $         1.00 $           --
                                                                    ============== ==============

*Amortized cost of short-term investment securities (unaffiliated). $1,023,331,633 $  140,120,892
                                                                    ============== ==============

See Notes to Financial Statements

        SunAmerica Money Market Funds
        STATEMENT OF OPERATIONS -- For the six months ended June 30, 2008 -- (unaudited)

                                                                        Money Market  Municipal Money
                                                                            Fund        Market Fund
                                                                        ------------  ---------------
INVESTMENT INCOME:
Interest (unaffiliated)................................................ $ 18,874,807   $  1,832,866
Dividends (unaffiliated)...............................................           --          1,006
                                                                        ------------   ------------
   Total investment income.............................................   18,874,807      1,833,872
                                                                        ------------   ------------
EXPENSES:
Investment advisory and management fees................................    2,785,786        271,275
Distribution and service maintenance fees
 Class A...............................................................      825,840        115,558
 Class B...............................................................       93,295            971
 Class C...............................................................      147,046          3,246
Transfer agent fees and expenses
 Class A...............................................................    1,229,015        173,324
 Class B...............................................................       31,910            914
 Class C...............................................................       40,104          1,484
 Class I...............................................................       19,025             --
Registration fees
 Class A...............................................................       10,741         15,583
 Class B...............................................................           --          4,513
 Class C...............................................................        7,362          7,458
 Class I...............................................................        4,566             --
Custodian and accounting fees..........................................      102,759         54,264
Reports to shareholders................................................      170,017          5,491
Audit and tax fees.....................................................       29,331         29,331
Legal fees.............................................................        6,343         13,686
Directors' fees and expenses...........................................       83,273          6,668
Other expenses.........................................................        6,020          7,815
                                                                        ------------   ------------
   Total expenses before fee waivers, expense reimbursements and
    custody credits....................................................    5,592,433        711,581
   Fees waived and expenses reimbursed by investment adviser (Note 3)..       (1,380)       (13,633)
   Custody credits earned on cash balances.............................       (2,253)        (4,966)
                                                                        ------------   ------------
   Net expenses........................................................    5,588,800        692,982
                                                                        ------------   ------------
Net investment income (loss)...........................................   13,286,007      1,140,890
                                                                        ------------   ------------
Net increase from payment by affiliates (Note 3).......................      271,000             --
Net realized gain (loss) on investments................................       77,948        (12,304)
                                                                        ------------   ------------
Net realized gain (loss) on investments................................      348,948        (12,304)
                                                                        ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........ $ 13,634,955   $  1,128,586
                                                                        ============   ============

See Notes to Financial Statements

        SunAmerica Money Market Funds
        STATEMENT OF CHANGES IN NET ASSETS

                                                 Money Market Fund              Municipal Money Market Fund
                                         --------------------------------    --------------------------------
                                             For the                             For the
                                           six months                          six months
                                              ended         For the year          ended           For the year
                                            June 30,           ended            June 30,             ended
                                              2008          December 31,          2008            December 31,
                                           (unaudited)          2007           (unaudited)            2007
                                         ---------------  ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income (loss)........... $    13,286,007  $    61,349,650    $     1,140,890    $     3,087,724
 Net realized gain (loss) on investment.         348,948           58,407            (12,304)                --
                                         ---------------  ---------------    ---------------    ---------------
Net increase (decrease) in net assets
 resulting from operations.............. $    13,634,955  $    61,408,057    $     1,128,586    $     3,087,724
                                         ---------------  ---------------    ---------------    ---------------

Distributions to shareholders from:
 Net investment income (Class A)........ $   (12,714,401)     (59,290,555)        (1,137,722)        (3,071,615)
 Net investment income (Class B)........        (147,190)        (700,009)              (703)            (6,716)
 Net investment income (Class C)........        (222,895)        (636,557)            (2,465)            (9,393)
 Net investment income (Class I)........        (208,414)        (723,986)                --                 --
                                         ---------------  ---------------    ---------------    ---------------
Total distributions to shareholders.....     (13,292,900)     (61,351,107)        (1,140,890)        (3,087,724)
                                         ---------------  ---------------    ---------------    ---------------
Net increase (decrease) in net assets
 resulting from capital share
 transactions (Note 5)..................    (133,953,136)    (523,397,627)       (15,436,846)        52,958,700
                                         ---------------  ---------------    ---------------    ---------------
Total increase (decrease) in net assets.    (133,611,081)    (523,340,677)       (15,449,150)        52,958,700
                                         ---------------  ---------------    ---------------    ---------------

NET ASSETS:
Beginning of year.......................   1,242,703,079    1,766,043,756        154,711,641        101,752,941
                                         ---------------  ---------------    ---------------    ---------------
End of year*............................ $ 1,109,091,998  $ 1,242,703,079    $   139,262,491    $   154,711,641
                                         ===============  ===============    ===============    ===============
*Includes accumulated undistributed net
 investment income (loss)............... $        77,901  $        84,794    $           580    $           580
                                         ===============  ===============    ===============    ===============

See Notes to Financial Statements

        SunAmerica Money Market Funds
        FINANCIAL HIGHLIGHTS

                                                MONEY MARKET FUND
                                                -----------------
                          Net                           Net                                        Ratio of net
                         Asset              Dividends  Asset             Net Assets  Ratio of       investment
                         Value      Net      from net  Value               end of    expenses       income to
                       beginning investment investment end of   Total      period   to average       average
     Period Ended      of period income(1)    income   period Return(2)   (000's)   net assets      net assets
---------------------- --------- ---------- ---------- ------ ---------  ---------- ----------     ------------
                                                     Class A
                                                     -------
12/31/03                $1.000     $0.003    $(0.003)  $1.000   0.32%    $1,644,603    0.88%           0.32%
12/31/04                 1.000      0.005     (0.005)   1.000   0.50      1,630,353    0.90            0.49
12/31/05                 1.000      0.024     (0.024)   1.000   2.38      1,587,641    0.89            2.35
12/31/06                 1.000      0.041     (0.041)   1.000   4.22      1,711,783    0.89            4.14
12/31/07                 1.000      0.044     (0.044)   1.000   4.32      1,182,789    0.90            4.27
01/01/08-06/30/2008(4)   1.000      0.011     (0.011)   1.000   1.13%(6)  1,029,306    0.92%(5)        2.31%(5)
                                                     Class B
                                                     -------
12/31/03                $1.000     $0.000    $ 0.000   $1.000   0.03%    $   44,529    1.18%(3)        0.03%(3)
12/31/04                 1.000      0.001     (0.001)   1.000   0.07         42,437    1.32(3)         0.06(3)
12/31/05                 1.000      0.015     (0.015)   1.000   1.52         31,738    1.74            1.46
12/31/06                 1.000      0.033     (0.033)   1.000   3.32         23,806    1.76            3.26
12/31/07                 1.000      0.034     (0.034)   1.000   3.42         18,326    1.77            3.38
01/01/08-06/30/2008(4)   1.000      0.007     (0.007)   1.000   0.72%(6)     20,453    1.75%(5)        1.42%(5)
                                                     Class C+
                                                     -------
12/31/03                $1.000     $0.000    $ 0.000   $1.000   0.03%    $   20,290    1.18%(3)        0.03%(3)
12/31/04                 1.000      0.001     (0.001)   1.000   0.07         16,985    1.33(3)         0.06(3)
12/31/05                 1.000      0.015     (0.015)   1.000   1.54         13,497    1.71            1.59
12/31/06                 1.000      0.033     (0.033)   1.000   3.33         12,399    1.74            3.31
12/31/07                 1.000      0.033     (0.033)   1.000   3.43         23,046    1.76            3.34
01/01/08-06/30/2008(4)   1.000      0.007     (0.007)   1.000   0.72%(6)     42,271    1.73%(5)        1.36%(5)
                                                     Class I
                                                     -------
12/31/03                $1.000     $0.004    $(0.004)  $1.000   0.43%    $    9,636    0.77%(3)        0.43%(3)
12/31/04                 1.000      0.006     (0.006)   1.000   0.58         11,895    0.80(3)         0.59(3)
12/31/05                 1.000      0.025     (0.025)   1.000   2.49         13,708    0.80(3)         2.49(3)
12/31/06                 1.000      0.042     (0.042)   1.000   4.31         18,057    0.80(3)         4.26(3)
12/31/07                 1.000      0.043     (0.043)   1.000   4.43         18,543    0.80(3)         4.32(3)
01/01/08-06/30/2008(4)   1.000      0.012     (0.012)   1.000   1.19%(6)     17,063    0.80%(3)(5)     2.41%(3)(5)

--------
(1) Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load but does include expense reimbursements.
(3) Net of the following expense reimbursements/waivers (based on average net assets):

               12/31/03 12/31/04 12/31/05 12/31/06 12/31/07 06/30/08(4)(5)
               -------- -------- -------- -------- -------- --------------
     Class B..   0.51%    0.39%     -- %     -- %     -- %        -- %
     Class C+.   0.53     0.39       --       --       --          --
     Class I..   0.02     0.09     0.05     0.05     0.04        0.02

(4) Unaudited
(5) Annualized
(6)The fund's performance figure was increased by less than 0.01% from a payment by an affiliate (Note 3).
+ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

        SunAmerica Money Market Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                          MUNICIPAL MONEY MARKET FUND
                                          ---------------------------
                          Net                           Net               Net                    Ratio of net
                         Asset              Dividends  Asset            Assets     Ratio of       investment
                         Value      Net      from net  Value            end of     expenses        income to
                       beginning investment investment end of   Total   period    to average        average
     Period Ended      of period income(1)    income   period Return(2) (000's)  net assets(3)   net assets(3)
---------------------- --------- ---------- ---------- ------ --------- -------- -------------   -------------
                                                    Class A
                                                    -------
12/31/03                $1.000     $0.003    $(0.003)  $1.000   0.28%   $113,802     0.81%           0.28%
12/31/04                 1.000      0.004     (0.004)   1.000   0.36      97,374     0.87            0.35
12/31/05                 1.000      0.016     (0.016)   1.000   1.62      84,817     0.81            1.58
12/31/06                 1.000      0.027     (0.027)   1.000   2.69     101,083     0.78            2.68
12/31/07                 1.000      0.027     (0.027)   1.000   2.84     153,906     0.83            2.80
01/01/08-06/30/2008(4)   1.000      0.007     (0.007)   1.000   0.73%    138,266     0.89%(5)        1.48%(5)
                                                    Class B
                                                    -------
12/31/03                $1.000     $0.001    $(0.001)  $1.000   0.10%   $  3,168     0.98%           0.11%
12/31/04                 1.000      0.001     (0.001)   1.000   0.10         497     1.02            0.10
12/31/05                 1.000      0.008     (0.008)   1.000   0.81         520     1.62            0.80
12/31/06                 1.000      0.018     (0.018)   1.000   1.77         536     1.69            1.77
12/31/07                 1.000      0.020     (0.020)   1.000   1.95         189     1.70            1.95
01/01/08-06/30/2008(4)   1.000      0.003     (0.003)   1.000   0.34%        204     1.68%(5)        0.65%(5)
                                                    Class C+
                                                    -------
12/31/03                $1.000     $0.001    $(0.001)  $1.000   0.10%   $    258     1.00%           0.11%
12/31/04                 1.000      0.001     (0.001)   1.000   0.10         223     1.18            0.10
12/31/05                 1.000      0.008     (0.008)   1.000   0.82       1,563     1.59            1.02
12/31/06                 1.000      0.018     (0.018)   1.000   1.77         134     1.66            1.61
12/31/07                 1.000      0.017     (0.017)   1.000   1.95         617     1.70            1.92
01/01/08-06/30/2008(4)   1.000      0.003     (0.003)   1.000   0.34%        792     1.69%(3)(5)     0.68%(3)(5)

--------
(1) Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load but does include expense reimbursements.
(3) Net of the following expense reimbursements/waivers (based on average net assets):

               12/31/03 12/31/04 12/31/05 12/31/06 12/31/07 06/30/08(4)(5)
               -------- -------- -------- -------- -------- --------------
     Class A     0.03%    0.00%    0.04%    0.00%    0.01%       0.00%
     Class B     1.03     0.87     1.44     2.15     3.96        4.75
     Class C+    7.45     4.20     0.47     2.14     2.62        2.19

(4) Unaudited
(5) Annualized
+ Effective February 23, 2004, Class II shares were redesignated as Class C shares

See Notes to Financial Statements

        SunAmerica Money Market Fund
        PORTFOLIO OF INVESTMENTS -- June 30, 2008 -- (unaudited)

 Industry Allocation*
 U.S. Government Agencies............................................... 27.3%
 Foreign Bank........................................................... 18.1
 Money Center Banks..................................................... 15.6
 Repurchase Agreement...................................................  7.3
 Super-Regional Banks...................................................  5.5
 Finance................................................................  4.5
 U.S. Government Securities.............................................  4.5
 Diversified Financial Services.........................................  4.4
 Domestic Bank..........................................................  3.7
 Finance--Investment Banker/Broker......................................  3.6
 Commercial Banks.......................................................  2.0
 Asset Backed Commercial Paper/Finance..................................  1.7
 Commercial Banks--Canadian.............................................  1.3
                                                                         ----
                                                                         99.5%
                                                                         ====

 Weighted average days to maturity...................................... 41.7

 Credit Quality Allocation@#
 A-1...................................................................  91.1%
 D.....................................................................   1.7
 Not Rated.............................................................   7.2
                                                                        -----
                                                                        100.0%
                                                                        =====
--------
*  Calculated as a percentage of net assets
@  Source: Standards and Poors
#  Calculated as a percentage of total debt issues

        SunAmerica Money Market Fund
        PORTFOLIO OF INVESTMENTS -- June 30, 2008 -- (unaudited)

                                                        Principal  Market Value
                Security Description                     Amount      (Note 2)
SHORT-TERM INVESTMENT SECURITIES -- 92.3%
CERTIFICATES OF DEPOSIT -- 31.7%
Bank of America NA 2.53% due 08/26/08................. $12,000,000 $ 12,000,000
 2.65% due 10/07/08...................................  10,000,000   10,000,000
 3.59% due 07/14/08+..................................  26,000,000   26,000,000
Bank of Scotland PLC 2.66% due 08/25/08...............  13,500,000   13,500,000
 2.70% due 09/12/08...................................  11,200,000   11,200,000
Barclays Bank PLC 2.80% due 09/24/08..................  10,800,000   10,800,000
 3.97% due 07/14/08...................................  15,000,000   15,001,168
BNP Paribas 2.34% due 07/09/08........................  13,500,000   13,500,000
 2.46% due 07/28/08...................................  11,100,000   11,100,083
 3.52% due 10/15/08+..................................  15,000,000   15,000,000
Calyon 2.72% due 10/14/08.............................  11,200,000   11,200,322
 2.73% due 07/11/08...................................  11,250,000   11,250,000
Citibank NA 2.33% due 07/02/08........................  13,400,000   13,400,000
 2.69% due 08/15/08...................................  13,600,000   13,600,000
Deutsche Bank AG 2.72% due 08/04/08...................  11,100,000   11,101,017
Dexia Credit Local SA 2.78% due 09/22/08..............  13,400,000   13,400,153
Fortis Bank 4.00% due 07/11/08........................  11,100,000   11,104,536
HSBC Bank USA 2.96% due 07/28/08......................  13,500,000   13,505,426
Nordea Bank Finland 4.61% due 11/05/08+...............  15,000,000   15,039,879
Rabobank Nederland NV 2.34% due 08/11/08..............  13,500,000   13,500,153
 2.60% due 08/01/08...................................  11,200,000   11,200,096
 2.62% due 08/19/08...................................  13,000,000   13,001,922
Royal Bank of Canada 2.63% due 07/03/08...............  14,000,000   14,000,000
Royal Bank Of Scotland 3.18% due 12/12/08.............  13,600,000   13,602,222
Svenska Handelsbanken NY 2.75% due 07/28/08...........  11,100,000   11,100,083
Wachovia Bank NA 2.79% due 09/30/08...................  11,000,000   11,000,276
Wells Fargo Bank NA 2.30% due 08/04/08................  12,000,000   12,000,000
                                                                   ------------
Total Certificates of Deposit
 (amortized cost $351,107,336)........................              351,107,336
                                                                   ------------
COMMERCIAL PAPER -- 18.3%
ABN AMRO Bank NV 2.48% due 07/09/08...................  13,500,000   13,492,560
Bank of Scotland PLC 2.57% due 07/08/08...............   9,600,000    9,595,203
Barclays U.S. Funding LLC 2.64% due 08/28/08..........  13,600,000   13,542,264
General Electric Capital Corp. 2.42% due 08/01/08.....  11,100,000   11,076,869
 2.67% due 08/22/08...................................  14,800,000   14,742,921
HSBC Finance Corp. 2.35% due 07/21/08.................  11,200,000   11,185,378
                                                        Principal  Market Value
                Security Description                     Amount      (Note 2)
------------------------------------------------------------------------------
J.P. Morgan Chase & Co. 2.50% due 09/03/08............ $11,200,000 $ 11,150,222
 2.56% due 08/04/08...................................  11,000,000   10,973,404
Lloyds Bank PLC 2.24% due 07/01/08....................  12,500,000   12,500,000
 2.49% due 07/01/08...................................  13,500,000   13,500,000
 3.77% due 07/15/08...................................  15,000,000   14,978,008
Nordea North America, Inc. 2.30% due 07/07/08.........  11,100,000   11,095,745
 2.36% due 07/22/08...................................  11,000,000   10,984,857
Rabobank USA Financial Co. 2.30% due 07/08/08.........  11,200,000   11,194,991
State Street Boston Corp. 2.33% due 07/17/08..........  11,200,000   11,188,402
 2.40% due 08/01/08...................................  11,000,000   10,977,267
Svenska Handelsbank, Inc. 2.49% due 08/05/08..........  11,000,000   10,973,371
                                                                   ------------
Total Commercial Paper
 (amortized cost $203,151,462)........................              203,151,462
                                                                   ------------
CORPORATE NOTES -- 1.7%
Cheyne Finance LLC 5.20% due 01/07/08*(2)(5)(6)(7)(8)
 (amortized cost $18,787,195).........................  18,787,195   18,787,195
                                                                   ------------
MEDIUM TERM NOTES -- 8.8%
General Electric Capital Corp. 3.01% due 07/28/08+....  13,000,000   13,005,779
Merrill Lynch & Co., Inc. 2.47% due 07/22/08+.........  19,000,000   19,000,000
 2.61% due 07/15/08+..................................  21,000,000   21,000,000
Royal Bank of Scotland PLC 2.47% due 07/28/08*+.......  13,000,000   12,998,514
Wachovia Bank NA 2.65% due 07/03/08+..................   2,500,000    2,498,568
Wells Fargo & Co. 2.36% due 07/07/08..................  10,000,000   10,000,017
 2.51% due 07/03/08+..................................  19,000,000   19,000,000
                                                                   ------------
Total Medium Term Notes
 (amortized cost $97,502,878).........................               97,502,878
                                                                   ------------
U.S. GOVERNMENT AGENCIES -- 27.3%
Agency for International Development Panama 2.48% due
 07/02/08+............................................   1,925,918    1,930,414
Federal Farm Credit Bank 2.07% due 07/08/08...........  13,500,000   13,494,566
Federal Home Loan Bank 2.01% due 07/30/08.............  11,100,000   11,082,027
 2.02% due 08/01/08...................................  13,500,000   13,476,576
 2.02% due 08/08/08...................................  11,000,000   10,976,546
 2.02% due 08/11/08...................................  16,000,000   15,963,191
 2.03% due 07/16/08...................................  12,620,000   12,609,326
 2.05% due 08/08/08...................................  11,100,000   11,075,981
 2.10% due 07/02/08...................................  13,400,000   13,399,218
 2.12% due 07/09/08...................................  23,500,000   23,488,929
 2.15% due 07/11/08...................................  13,500,000   13,491,937
 2.15% due 08/01/08...................................  11,000,000   10,980,913
 2.18% due 07/11/08...................................  13,400,000   13,391,886
 2.18% due 08/15/08...................................  11,000,000   10,970,025
 2.20% due 04/01/09...................................  11,300,000   11,292,600

        SunAmerica Money Market Fund
        PORTFOLIO OF INVESTMENTS -- June 30, 2008 -- (unaudited) (continued)

                                                     Principal    Market Value
               Security Description                   Amount        (Note 2)
 U.S. GOVERNMENT AGENCIES (continued)
  2.22% due 07/16/08............................... $13,500,000  $   13,487,513
  2.30% due 01/15/09...............................  13,800,000      13,790,617
  4.13% due 11/19/08...............................  13,800,000      13,901,246
  5.00% due 09/12/08...............................  12,000,000      12,065,389
  5.80% due 09/02/08...............................  26,000,000      26,062,989
 Federal National Mtg. Assoc. 2.02% due 07/18/08...  14,000,000      13,986,646
  2.09% due 12/08/08...............................  11,100,000      10,996,893
  2.47% due 10/27/08...............................  11,000,000      10,910,943
                                                                 --------------
 Total U.S. Government Agencies
  (amortized cost $302,826,371)....................                 302,826,371
                                                                 --------------
 U.S. GOVERNMENT TREASURIES -- 4.5%
 United States Treasury Notes 3.13% due 09/15/08...  25,000,000      24,956,687
  4.13% due 08/15/08...............................  25,000,000      24,999,704
                                                                 --------------
 Total U.S. Government Treasuries
  (amortized cost $49,956,391).....................                  49,956,391
                                                                 --------------
 Total Short-Term Investment Securities -- 92.3%
  (amortized cost $1,023,331,633)..................               1,023,331,633
                                                                 --------------
 REPURCHASE AGREEMENT -- 7.2%
 UBS Securities LLC Joint Repurchase Agreement(3)
  (amortized cost $80,509,000).....................  80,509,000      80,509,000
                                                                 --------------
 TOTAL INVESTMENTS
  (amortized cost $1,103,840,633)(4)...............        99.5%  1,103,840,633
 Other assets less liabilities.....................         0.5       5,251,365
                                                    -----------  --------------
 NET ASSETS........................................       100.0% $1,109,091,998
                                                    ===========  ==============
--------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At June 30, 2008, the aggregate value of these securities was $31,785,709 representing 2.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
+ Variable Rate Security - the rate reflected is as of June 30, 2008, maturity date reflects next reset date.
(2) Illiquid security
(3) See Note 2 for details of Joint Repurchase Agreements.
(4) At June 30, 2008, the cost of securities for federal income tax purposes was the same for book purposes.
(5) Security in default
(6) Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of June 30, 2008.
(7) Security issued by a structured investment vehicle ("SIV"). These SIV's may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market's assessment thereof, factors concerning the interest in and structure of the issuer or the originator of the receivables, or the credit worthiness of the entities that provide any credit enhancements.

(8) On August 28, 2007, mark to market losses experienced in the investment portfolio of SIV Portfolio, Plc ("SIV Portfolio") (formerly Cheyne Finance
    Plc), the issuer of the underlying notes held by Cheyne Finance LLC, the issuer of the medium term notes (the "Notes") held by the Fund, triggered the appointment of receivers (Deloitte & Touche LLP) (collectively, the "Receiver"). On October 17, 2007, the Receiver determined that SIV Portfolio was, or was about to become, unable to pay its debts as they came due and that an insolvency event had occurred. As a result of this determination, the Notes became immediately due and payable and are in default as a result of non payment. These events, which are based on published reports, have materially adversely affected the ability of SIV Portfolio to make interest and principal payments due on the Notes. On April 16, 2008, however, the Receiver made a partial payment of principal and interest due on the Notes. On July 18, 2008, the Receiver announced that they had accepted certain bids in connection with the sale of SIV Portfolio's investment portfolio and intended to make a distribution to senior creditors, including the Fund, on account of the net proceeds from the sale of the entire investment portfolio on or about July 23, 2008. On July 23, 2008, the Receiver announced that the sale had been concluded and that a distribution to senior creditors was being made on this date. The Receiver also announced on July 23, 2008, that they intended to make an additional distribution to senior creditors soon after completion of the restructuring, and on August 12, 2008, announced that such additional distribution would be made on or about August 13, 2008, to holders of record as of August 11, 2008, which includes the Fund. The additional distribution was received by the Fund on August 13, 2008.

See Notes to Financial Statements

        SunAmerica Municipal Money Market Fund
        PORTFOLIO PROFILE -- June 30, 2008 -- (unaudited)

 State Allocation*
 Illinois...............................................................  12.7%
 North Carolina.........................................................  11.0
 Washington.............................................................   8.6
 New York...............................................................   7.2
 Kentucky...............................................................   6.5
 Michigan...............................................................   5.8
 Virginia...............................................................   5.1
 Ohio...................................................................   5.0
 Texas..................................................................   4.7
 Colorado...............................................................   4.7
 Nebraska...............................................................   3.3
 Idaho..................................................................   3.0
 South Dakota...........................................................   2.9
 Utah...................................................................   2.6
 Pennsylvania...........................................................   2.4
 Wisconsin..............................................................   2.4
 Alabama................................................................   2.2
 Indiana................................................................   1.6
 Arizona................................................................   1.5
 North Dakota...........................................................   1.5
 Nevada.................................................................   1.2
 Oregon.................................................................   1.2
 Missouri...............................................................   1.1
 Minnesota..............................................................   0.7
 Florida................................................................   0.6
 Tennessee..............................................................   0.6
 Georgia................................................................   0.5
                                                                         -----
                                                                         100.6%
                                                                         =====

 Weighted average days to maturity......................................   8.4
 Credit Quality Allocation @#
 A-1....................................................................  79.2%
 SP-1...................................................................   1.4
 Not Rated+.............................................................  19.4
                                                                         -----
                                                                         100.0%
                                                                         =====
--------
*  Calculated as a percentage of net assets.
@  Source: Standard and Poors
#  Calculated as a percentage of total debt issues.
+ Represents debt issues that have either no rating, or the rating is unavailable from the data source.

        SunAmerica Municipal Money Market Fund
        PORTFOLIO OF INVESTMENTS -- June 30, 2008 -- (unaudited)

                                                        Principal  Market Value
                 Security Description                    Amount      (Note 2)
SHORT-TERM INVESTMENT SECURITIES -- 100.3%
Alabama -- 2.2%
 Stevenson Alabama Industrial Development Board
   Environmental Improvement (LOC -- JP Morgan Chase
   Bank) 1.75% due 07/02/08+........................... $3,000,000  $3,000,000
                                                                    ----------
Arizona -- 1.5%
 Maricopa County, Arizona Industrial Development
   Authority Multi Family Housing Series A (LOC --
   Wells Fargo Bank NA) 1.62% due 07/03/08+............  1,430,000   1,430,000
 Maricopa County, Arizona Industrial Development
   Authority (LOC -- Harris Trust & Savings Bank)
   1.62% due 07/03/08+.................................    715,000     715,000
                                                                    ----------
                                                                     2,145,000
                                                                    ----------
Colorado -- 4.7%
 Colorado Springs, Colorado Utilities Series A 1.30%
   due 07/03/08+.......................................  4,625,000   4,625,000
 Colorado Springs, Colorado National Strength &
   Conditioning Association (LOC -- Wells Fargo Bank
   NA) 1.65% due 07/03/08+.............................  1,325,000   1,325,000
 Durango, Colorado Community Health & Human
   Services (LOC -- Wells Fargo Bank NA) 1.65% due
   07/03/08+...........................................    615,000     615,000
                                                                    ----------
                                                                     6,565,000
                                                                    ----------
Florida -- 0.6%
 Charlotte County, Florida Utility Series B 1.55% due
   07/03/08+...........................................    475,000     475,000
 Collier County Health Facilities Authority (LOC --
   Wachovia Bank NA) 1.50% due 07/02/08+...............    350,000     350,000
                                                                    ----------
                                                                       825,000
                                                                    ----------
Georgia -- 0.5%
 Valdosta & Lowndes County, Georgia Hospital
   Authority 1.55% due 07/03/08+.......................    700,000     700,000
                                                                    ----------
Idaho -- 3.0%
 Idaho Health Facilities Authority 2.66% due 07/01/08+.    395,000     395,000
 Idaho Housing & Finance Association Series A 1.72%
   due 07/02/08+.......................................  1,450,000   1,450,000
 Idaho Housing & Finance Association Series F 1.72%
   due 07/02/08+.......................................  2,295,000   2,295,000
                                                                    ----------
                                                                     4,140,000
                                                                    ----------
                                                        Principal  Market Value
                 Security Description                    Amount      (Note 2)
------------------------------------------------------------------------------
Illinois -- 12.7%
 Chicago, Illinois Board of Education Series C 1.53%
   due 07/03/08+....................................... $  200,000 $   200,000
 Chicago, Illinois O'Hare International Airport Series
   B (LOC -- Societe Generale) 1.65% due 07/02/08+.....    790,000     790,000
 Chicago, Illinois O'Hare International Airport Series
   B (LOC -- Societe Generale) 1.15% due 07/02/08+.....  4,100,000   4,100,000
 Chicago, Illinois Waterworks Revenue (LOC -- Bank One
   NA) 1.45% due 07/02/08+.............................    500,000     500,000
 Cook County, Illinois Capital Improvements Series
   E 1.57% due 07/03/08+...............................  2,000,000   2,000,000
 Illinois Development Finance Authority Series A (LOC
   -- U.S. Bank NA) 1.70% due 07/02/08+................  2,340,000   2,340,000
 Illinois Development Finance Authority Series E 1.45%
   due 07/02/08+.......................................  1,695,000   1,695,000
 Jackson-Union Counties, Illinois Regional Port
   District  (LOC -- Wachovia Bank NA) 1.45% due
   07/02/08+...........................................  3,400,000   3,400,000
 State of Illinois General Obligation Series B 1.60%
   due 07/02/08+.......................................  2,625,000   2,625,000
                                                                   -----------
                                                                    17,650,000
                                                                   -----------
Indiana -- 1.6%
 Marion, Indiana Economic Development (LOC -- Bank of
   America NA) 1.55% due 07/02/08+.....................  2,205,000   2,205,000
                                                                   -----------
Kentucky -- 6.5%
 Breckinridge County, Kentucky Lease Program (LOC --
   U.S. Bank NA) 1.45% due 07/02/08....................  1,315,000   1,315,000
 Breckinridge County, Kentucky Lease Program Series
   A (LOC -- U.S. Bank NA) 1.45% due 07/02/08..........  2,710,000   2,710,000
 Kentucky Housing Corporation Series F 1.75% due
   07/02/08+...........................................  2,490,000   2,490,000
 Kentucky Housing Corporation  Series I 1.75% due
   07/02/08+...........................................    995,000     995,000

        SunAmerica Municipal Money Market Fund
        PORTFOLIO OF INVESTMENTS -- June 30, 2008 -- (unaudited) (continued)

                                                        Principal  Market Value
                 Security Description                    Amount      (Note 2)
SHORT-TERM INVESTMENT SECURITIES (continued)
Kentucky (continued)
 Kentucky Housing Corporation Series L 1.75% due
   07/02/08+........................................... $1,500,000  $1,500,000
                                                                    ----------
                                                                     9,010,000
                                                                    ----------
Michigan -- 5.8%
 Holt, Michigan Public Schools 1.80% due 07/03/08+.....  3,995,000   3,995,000
 Michigan State Hospital Finance Authority Series
   B (LOC -- Landesbank Hessen) 1.54% due 07/02/08+....  2,095,000   2,095,000
 Michigan State Housing Development Authority Series
   C 1.60% due 07/02/08+...............................  2,000,000   2,000,000
                                                                    ----------
                                                                     8,090,000
                                                                    ----------
Minnesota -- 0.7%
 Minnesota State Housing Finance Agency Series K 3.78%
   due 08/11/08........................................  1,000,000   1,001,422
                                                                    ----------
Missouri -- 1.1%
 Kansas City Industrial Development Authority (LOC --
   Bank of America NA) 1.54% due 07/02/08+.............  1,550,000   1,550,000
                                                                    ----------
Nebraska -- 3.3%
 Nebraska Investment Finance Authority Series D 1.72%
   due 07/02/08+.......................................  4,555,000   4,555,000
                                                                    ----------
Nevada -- 1.2%
 Clark County, Nevada School District Series B 2.44%
   due 07/01/08+.......................................  1,720,000   1,720,000
                                                                    ----------
New York -- 7.2%
 Metropolitan Transportation Authority Series G (LOC
   -- BNP Paribas) 2.38% due 07/01/08+.................  1,360,000   1,360,000
 New York City Municipal Water Finance
   Authority Series F-2 2.40% due 07/01/08+............    510,000     510,000
 New York City Transitional Finance Authority Series
   3-B 1.45% due 07/01/08+.............................    425,000     425,000
 New York City Transitional Finance Authority Series
   1-E 1.15% due 07/02/08+.............................    285,000     285,000
 New York City Transitional Finance Authority Series
   2-E 1.15% due 07/02/08+.............................    545,000     545,000
                                                        Principal  Market Value
                 Security Description                    Amount      (Note 2)
------------------------------------------------------------------------------
New York (continued)
 New York City Transitional Finance Authority Series
   3-D 1.15% due 07/02/08+............................. $  750,000 $   750,000
 New York City Transitional Finance Authority Series
   C-4 2.40% due 07/01/08+.............................    925,000     925,000
 New York City, New York Series B-2 (LOC -- Morgan
   Guaranty Trust) 2.38% due 07/01/08+.................  4,800,000   4,800,000
 New York City, New York Series H-6....................    400,000     400,000
                                                                   -----------
                                                                    10,000,000
                                                                   -----------
North Carolina -- 11.0%
 Charlotte, North Carolina Certificates of
   Participation Series F 1.55% due 07/03/08+..........  1,240,000   1,240,000
 Charlotte, North Carolina Certificates of
   Participation Series B 1.55% due 07/03/08+..........  2,400,000   2,400,000
 Durham, North Carolina Public Improvement 1.57% due
   07/03/08+...........................................    300,000     300,004
 Fayetteville, North Carolina Public Works
   Commission 1.52% due 07/02/08+......................  2,245,000   2,245,000
 Guilford County, North Carolina Series B 1.55% due
   07/03/08+...........................................  1,030,000   1,030,000
 Mecklenburg County, North Carolina Certificates of
   Participation 1.55% due 07/03/08+...................  1,480,000   1,480,000
 Raleigh, North Carolina Downtown Improvement
   Project 1.54% due 07/02/08+.........................  1,670,000   1,670,000
 State of North Carolina Public Improvement Series
   D 1.50% due 07/02/08+...............................  1,825,000   1,825,000
 Wake County, North Carolina General Obligation
   Unlimited Series A 1.52% due 07/03/08+..............  1,400,000   1,400,000
 Wilmington, North Carolina General Obligation
   Unlimited 1.60% due 07/02/08+.......................  1,200,000   1,200,000
 Winston Salem, North Carolina Water and Sewer
   Systems Series C 1.55% due 07/02/08+................    580,000     580,000
                                                                   -----------
                                                                    15,370,004
                                                                   -----------
North Dakota -- 1.5%
 North Dakota State Housing Finance Agency Series
   A 1.67% due 07/02/08+...............................  2,025,000   2,025,000
                                                                   -----------

        SunAmerica Municipal Money Market Fund
        PORTFOLIO OF INVESTMENTS -- June 30, 2008 -- (unaudited) (continued)

                                                       Principal  Market Value
                 Security Description                   Amount      (Note 2)
  SHORT-TERM INVESTMENT SECURITIES (continued)
  Ohio -- 5.0%
   Cleveland, Ohio Airport System Series D (LOC --
     West LB AG) 1.66% due 07/02/08+.................. $2,565,000  $2,565,000
   Ohio Housing Finance Agency Series B-1 1.60% due
     07/02/08+........................................  1,895,000   1,895,000
   Ohio Housing Finance Agency Series B 1.66% due
     07/02/08+........................................    360,000     360,000
   Ohio Housing Finance Agency (LOC -- Federal Home
     Loan Bank) 1.65% due 07/03/08+...................  2,100,000   2,100,000
                                                                   ----------
                                                                    6,920,000
                                                                   ----------
  Oregon -- 1.2%
   Port of Portland Special Obligation Revenue (LOC
     -- Bank of America NA) 2.92% due 07/01/08+.......  1,670,000   1,670,000
                                                                   ----------
  Pennsylvania -- 2.4%
   Delaware Valley Regioinal
     Financial Authority Series B (LOC -- Bayerische
     Landesbank) 1.20% due 07/02/08+..................  3,350,000   3,350,000
                                                                   ----------
  South Dakota -- 2.9%
   South Dakota Housing Development Authority Series
     I 1.75% due 07/02/08+............................  4,065,000   4,065,000
                                                                   ----------
  Tennessee -- 0.6%
   Jackson, Tennessee Energy Authority Wastewater
     System 1.55% due 07/03/08+.......................    850,000     850,000
                                                                   ----------
  Texas -- 4.7%
   El Paso, Texas General Obligation Limited Series
     1998 5.13% due 08/15/08..........................  1,000,000   1,015,790
   North Texas Tollway Authority 4.13% due 11/19/08...  1,050,000   1,050,000
   San Antonio Education Facilities Corporation (LOC
     -- JP Morgan Chase Bank) 1.55% due 07/02/08+.....  3,100,000   3,100,000
   State of Texas Veterans Housing Fund Series
     A-2 1.66% due 07/02/08+..........................  1,400,000   1,400,000
                                                                   ----------
                                                                    6,565,790
                                                                   ----------
  Utah -- 2.6%
   Utah Housing Corporation Single Family
     Mortgage Series E 1.72% due 07/02/08+............    695,000     695,000
   Utah Housing Corporation Single Family
     Mortgage Series C-1 1.72% due 07/02/08+..........  1,000,000   1,000,000
                                                       Principal  Market Value
                Security Description                    Amount      (Note 2)
 -----------------------------------------------------------------------------
 Utah (continued)
  Utah Housing Corporation Single Family
    Mortgage Series F-1 1.72% due 07/02/08+.......... $2,000,000  $  2,000,000
                                                                  ------------
                                                                     3,695,000
                                                                  ------------
 Virginia -- 5.1%
  Virginia Beach, Virginia Department of
    Finance 5.00% due 10/01/08.......................  7,000,000     7,054,717
                                                                  ------------
 Washington -- 8.6%
  Port of Seattle, Washington Industrial Development
    Corporation (LOC -- Citibank NA) 1.67% due
    07/02/08+........................................  1,500,000     1,500,000
  Port Tacoma, Washington Revenue (LOC -- Banco
    Bilbao Vizcaya) 3.05% due 07/01/08+..............  1,170,000     1,170,000
  Seattle, Washington Water System (LOC --
    Bayerische Landesbank) 1.20% due 07/02/08+.......  2,100,000     2,100,000
  Snohomish County, Washington Public Utility
    District Series A 1.52% due 07/02/08+............  2,000,000     2,000,000
  Washington State Housing Finance Commission (LOC
    -- Bank of America NA) 1.56% due 07/03/08+.......  5,150,000     5,150,000
                                                                  ------------
                                                                    11,920,000
                                                                  ------------
 Wisconsin -- 2.4%
  Wisconsin Health & Education Facilities
    Authority (LOC -- JP Morgan Chase Bank) 1.45%
    due 07/03/08+....................................  3,340,000     3,340,000
  Wisconsin Housing & Economic Development
    Authority Series C 1.85% due 07/02/08+...........     75,000        75,000
                                                                  ------------
                                                                     3,415,000
                                                                  ------------
 Registered Investment Companies -- 0.0%
  SSgA Tax Free Money Market Fund....................     63,959        63,959
                                                                  ------------
 TOTAL SHORT-TERM INVESTMENT SECURITIES
  (amortized cost $140,120,892)*.....................      100.6%  140,120,892
  Liabilities in excess of other assets..............       (0.6)     (858,401)
                                                      ----------  ------------
 NET ASSETS..........................................      100.0% $139,262,491
                                                      ==========  ============
--------
* At June 30, 2008, the cost of securities for federal income tax purpose was the same for book purpose.
+ Variable rate Security -- the rate reflected is as of June 30, 2008; maturity date reflects next reset date.
LOC --Letter of Credit

See Notes to Financial Statements

        SunAmerica Money Market Funds
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2008 -- (unaudited)

Note 1. Organization

   SunAmerica Money Market Funds, Inc. (the "Corporation") is an open-end diversified management investment company organized as a Maryland corporation. The Corporation consists of two investment funds (each, a "Fund" and collectively, the "Funds"). Each Fund is a separate series with a distinct investment objective. Each Fund is advised by AIG SunAmerica Asset Management Corp. ("AIG SunAmerica" or "Adviser"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). The investment objective for each of the Funds is as follows:

   The SunAmerica Money Market Fund ("Money Market Fund") seeks as high a level of current income as is consistent with liquidity and stability of capital through investment primarily in high-quality money market instruments selected principally on the basis of quality and yield.

   The SunAmerica Municipal Money Market Fund ("Municipal Money Market Fund") seeks as high a level of current income as is consistent with liquidity and stability of capital and that is exempt from regular federal income taxation through investments selected primarily in high-quality money market instruments primarily on the basis of quality and yield, and under normal market conditions, invests at least 80% of its assets in municipal securities that are exempt from regular federal income tax.

   The Money Market Fund currently offers four classes of shares: Class A, Class B, Class C and Class I. The Municipal Money Market Fund currently offers three classes of shares: Class A, Class B, and Class C. The classes within the Funds are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares-- Class A shares are available with no front-end sales charge. A 1.00% contingent deferred sales charge ("CDSC") is imposed on shares sold within one year of original purchase and a 0.50% CDSC is imposed on shares sold after the first year and within the second year after purchase.

   Class B shares-- Class B shares are offered at their net asset value per share, without any front-end sales charge. However, there is a declining contingent deferred sales charge ("CDSC") on shares sold within six years of purchase. Class B shares will convert automatically to Class A shares approximately eight years after the purchase of such shares and at such time are no longer subject to a distribution fee.

   Class C shares-- Class C shares are offered at their net asset value per share, without any front-end sales charge. However, there is a contingent deferred sales charge of 1.00% on shares sold within 12 months of purchase.

   Class I shares-- Class I shares are offered at net asset value per share without any sales charge, exclusively to certain institutions.

   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions, except as may otherwise be provided in the Funds' registration statement. Class A, Class B, and Class C shares of each Fund has its own 12b-1 plan.

   Indemnifications: Under the Funds' organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business the Funds enter into contracts that contain the obligation to indemnify others. The Funds' maximum exposure under these arrangements is unknown. Currently, however, the Funds expect the risk of loss to be remote.

Note 2. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Funds in the preparation of its financial statements:

        SunAmerica Money Market Funds
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2008 -- (unaudited)
        (continued)


   Pursuant to each 12b-1 plan, the Fund pays the Fund's distributor (the "Distributor") an account maintenance fee with respect to Class A, B & C shares and pursuant to the 12b-1 plan for the Class B and Class C shares, the Fund also pays the Distributor a distribution fee with respect to the Class B and C shares. The Class A shares do not pay a distribution fee.

   Security Valuations: Portfolio securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization/accretion to maturity of any discount or premium. In accordance with rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Corporation's Board of Directors ("Board") has adopted procedures intended to stabilize the Funds' net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Funds' market-based net asset value per share deviates from the Fund's amortized cost per share. For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

   Repurchase Agreements: The Funds, along with other affiliated registered investments companies, pursuant to exemptive relief granted by the Securities and Exchange Commission (the "Commission"), may transfer uninvested cash balances onto a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Funds' custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

   At June 30, 2008, the following Funds held an undivided interest in a joint repurchase agreement with UBS Securities, LLC:

                                                 Percentage  Principal
        Fund                                      Interest    Amount
        ----                                     ---------- -----------
        Money Market Fund.......................   29.28%   $80,509,000

   As of that date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   UBS Securities, LLC, dated June 30, 2008, bearing interest at a rate of 1.70% per annum, with a principal amount of $275,000,000, a repurchase price of $275,012,986, and a maturity date of July 1, 2008. The repurchase agreement is collateralized by the following:

                             Interest Maturity  Principal      Market
        Type of Collateral     Rate     Date     Amount        Value
        ------------------   -------- -------- ------------ ------------
        U.S. Treasury
          Inflation Index
          Bonds.............   2.38%  01/15/27 $ 50,000,000 $ 56,685,000
        U.S. Treasury
          Inflation Index
          Bonds.............   1.75   01/15/28   72,378,500   71,562,861
        U.S. Treasury
          Inflation Index
          Notes.............   0.63   04/15/13  150,000,000  152,250,000

   Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income, including the accretion of discount and amortization of premium, is accrued daily; dividend income is recorded on the ex-dividend date.

   Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of

        SunAmerica Money Market Funds
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2008 -- (unaudited)
        (continued)

   the dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class).

   Expenses common to all Funds, not directly related to individual Funds, are allocated among the Funds based upon their relative net asset value or other appropriate methods. In all respects, expenses are charged to each Fund as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits in the Statement of Operations.

   Dividends from net investment income, if any, are normally declared daily and paid monthly. Capital gain distributions, if any, are paid annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain (loss), and net assets are not affected by these reclassifications.

   The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of their taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provisions are required. Each Fund is considered a separate entity for tax purposes. The Fund files U.S. federal and certain state income tax returns. With few exceptions, the Fund is no longer subject to U.S. federal and state tax examinations by tax authorities for tax years ending before 2004.

   New Accounting Pronouncements: On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. However, registered investment companies are not required to implement FIN 48 until their last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. Management has evaluated the implications of FIN 48 and determined there is no impact to the financial statements.

   In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Various inputs are used in determining the value of the Portfolios' investments. These inputs are summarized in the three broad levels listed below:

   Level 1--Quoted prices in active markets for identical securities

   Level 2--Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, quoted prices in inactive markets, etc.)

   Level 3--Significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

   The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

        SunAmerica Money Market Funds
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2008 -- (unaudited)
        (continued)


   The following is a summary of the inputs used to value the Funds' net assets as of June 30, 2008:

                        Money Market Fund      Municipal Money Market Fund
                   --------------------------- ---------------------------
                                     Other                       Other
      Valuation    Investments in  Financial   Investments in  Financial
      inputs         Securities   Instruments*   Securities   Instruments*
      ---------    -------------- ------------ -------------- ------------
      Level 1..... $           --     $--       $         --      $--
      Level 2..... $1,103,840,633     $--       $140,120,892      $--
      Level 3..... $           --     $--       $         --      $--
                   --------------     ---       ------------      ---
      Total....... $1,103,840,633     $--       $140,120,892      $--
                   ==============     ===       ============      ===
   -----
   * Other financial instruments are derivative instruments not reflected in the Portfolio of investments such as future, written option, swap and forward contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Note 3. Investment Advisory and Management Agreement, Distribution and Service Agreement

   The Funds have an Investment Advisory and Management Agreement (the "Agreement") with AIG SunAmerica. Under the Agreement, AIG SunAmerica provides continuous supervision of the Funds and administers its corporate affairs, subject to general review by the Board. In connection therewith, AIG SunAmerica furnishes the Funds with office facilities, maintains certain of its books and records, and pays the salaries and expenses of all personnel, including officers of the Funds who are employees of AIG SunAmerica and its affiliates.

   The Funds pay AIG SunAmerica a monthly investment advisory and management fee calculated daily at the following annual percentages of each Fund's average daily net assets:

                                                               Management
                                             Assets               Fees
                                  ---------------------------- ----------
       Money Market Fund.........            $0 - $600 million    0.50%
                                             next $900 million    0.45%
                                  (greater than) $ 1.5 billion    0.40%
       Municipal Money Market
         Fund....................            (greater than) $0    0.35%

   The Municipal Money Market Fund is subadvised by AIG Global Investment Corp. ("AIGGIC") pursuant to a subadvisory agreement with AIG SunAmerica. AIGGIC is an indirect wholly-owned subsidiary of AIG and an affiliate of AIG SunAmerica. AIGGIC receives the following fees from AIG SunAmerica, based upon the Fund's average daily net assets:

                                                               Sub-advisory
                                             Assets                Fees
                                   --------------------------- ------------
    Municipal Money Market Fund...           $0 - $200 million     0.25%
                                             next $300 million     0.20%
                                   (greater than) $500 million     0.15%

   AIG SunAmerica has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to cap the Funds' annual fund operating expenses at the following percentages of each Fund's average net assets. The contractual expense waivers and fee reimbursements will continue indefinitely, subject to termination by the Board, including a majority of the directors that are not deemed to be "interested persons" of the Funds as defined by Section 2(a)(19) of the Investment Company Act of 1940 (the "1940 Act") ("Independent Directors").

      Fund                                                     Percentage
      ----                                                     ----------
      Money Market Class I....................................    0.80%
      Municipal Money Market Class A..........................    0.95
      Municipal Money Market Class B..........................    1.70
      Municipal Money Market Class C..........................    1.70

        SunAmerica Money Market Funds
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2008 -- (unaudited)
        (continued)


   The Funds may also voluntarily waive fees and/or reimburse expenses. The voluntary waivers and/or reimbursements may be terminated at any time. The exact amount of the voluntary waivers and/or reimbursements may change on a day-to-day basis.

   For the period ended June 30, 2008, AIG SunAmerica voluntarily waived fees for the following classes of the Municipal Money Market Fund: Class B $17 and Class C $54.

   For the period ended June 30, 2008, pursuant to the contractual expense limitations in the above table, AIG SunAmerica waived fees and/or reimbursed expenses as follows:

           Fund
           ----
           Money Market Class I.............................. $1,380
           Municipal Money Market Class A....................    623
           Municipal Money Market Class B....................  5,099
           Municipal Money Market Class C....................  7,840

   The Corporation, on behalf of each Fund, has entered into a Distribution Agreement with AIG SunAmerica Capital Services, Inc. ("SACS" or the "Distributor"), an affiliate of the Adviser. The Funds have adopted a Distribution Plan (the "Plan") on behalf of each class of shares other then Class I Shares (each a "Plan" and collectively the "Plans"), in accordance with the provisions of Rule 12b-1 under the 1940 Act hereinafter referred to as the "Class A Plan," the "Class B Plan," and the "Class C Plan." In adopting the Plans, the Board determined that there was a reasonable likelihood that each such Plan would benefit the Funds and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

   Both the Class B Plan and the Class C Plan provide that the Fund shall pay the Distributor distribution fee at the annual rate of 0.75% of the average daily net assets of the Fund's Class B and Class C shares, to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated include distribution fees paid to broker-dealers that have sold Fund shares, commissions, and other expenses such as those incurred for sales literature, prospectus printing and distribution, and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under the Class B and Class C Plans may exceed the Distributor's distribution costs as described above. The Class A Plan does not provide for a distribution fee. The Plans also provide that each class of shares of the Funds, other than Class I, shall pay the Distributor an account maintenance at the annual rate of up to 0.15% of the aggregate average daily net assets of such class of shares for payments to compensate the Distributor and certain securities firms for account maintenance activities. In this regard, some payments are used to compensate broker-dealers with account maintenance fees in an amount up to 0.15% per year of the assets maintained in the Funds by their customers. Accordingly, for the six months ended June 30, 2008, SACS received fees (see Statement of Operations) based upon the aforementioned rates.

   SACS receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of each Fund's Class A, Class B and Class C shares. SACS has advised the Funds for the six months ended June 30, 2008, the proceeds received from redemptions are as follows:

                                              Contingent Deferred Sales
                                                      Charges
                                              -----------------------
          Fund                                Class A   Class B Class C
          ----                                -------   ------- -------
          Money Market.......................  $782     $50,032 $10,534
          Municipal Money Market.............    --       4,038     287

   The Funds have entered into a Service Agreement with AIG SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of the Adviser. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Funds' transfer agent in connection with the services that it offers to the shareholders of the Fund. The Service Agreement, which permits the Funds to compensate SAFS for services rendered based upon the annual rate of 0.22% of average daily net assets, is approved annually by the Board. For the six months ended June 30, 2008, the Funds incurred the following expenses which are included in transfer agent fees and expenses payable line in the

        SunAmerica Money Market Funds
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2008 -- (unaudited)
        (continued)

   Statement of Asset and Liabilities and in transfer agent fees and expenses in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement:

                                                          Payable at
          Fund                                 Expenses  June 30, 2008
          ----                                ---------- -------------
          Money Market Fund Class A.......... $1,211,233   $190,866
          Money Market Fund Class B..........     22,805      5,825
          Money Market Fund Class C..........     35,945      6,969
          Money Market Fund Class I..........     19,025      3,605
          Municipal Money Market Fund Class A    169,485     25,589
          Municipal Money Market Fund Class B        237         94
          Municipal Money Market Fund Class C        793        157

   As result of losses on medium-term notes issued by Cheyne Finance LLC, that are held by the Money Market Fund, AIG SunAmerica made capital contributions to the Money Market Fund on June 19 and June 24, 2008, totaling $271,000. Subsequent to June 30, 2008, additional capital contributions were made totaling $3,398,000, relating to such notes.

Note 4. Federal Income Taxes

   The following details the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from dividends payable and cumulative pension expenses.

                                             Distributable Earnings                  Tax Distributions
                                    ----------------------------------------- --------------------------------
                                                       For the year ended December 31, 2007
                                    --------------------------------------------------------------------------
                                              Long-term Gains/   Unrealized               Long-Term
                                    Ordinary    Capital Loss    Appreciation   Ordinary    Capital
Fund                                 Income      Carryover     (Depreciation)   Income      Gains   Tax Exempt
----                                --------  ---------------- -------------- ----------- --------- ----------
Money Market....................... $409,462          $--           $--       $61,351,107    $--    $       --
Municipal Money Market.............   33,589*     (24,322)           --                --     --     3,087,724

--------
*  Tax exempt distributable earnings

   For Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, as of December 31, 2007, which are available to offset future capital gains, if any:

                                                       Capital Loss Carryforward
                                                       -------------------------
          Fund                                          2012         2013
          ----                                            ------      -------
          Money Market................................ $   --       $    --
          Municipal Money Market......................  8,070        16,252

   Under the current law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund's fiscal year end may be deferred and treated as arising on the first day of the following year. For fiscal year ended December 31, 2007, the Money Market Fund elected to defer post October capital losses in the amount of $3,807.

        SunAmerica Money Market Funds
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2008 -- (unaudited)
        (continued)


Note 5. Capital Share Transactions

   Transactions in each class of shares of the Funds, all at $1.00 per share, for the six months ended June 30, 2008 and for the prior year were as follows:

                                                                           Money Market Fund
                      ------------------------------------------------------------------------------------------------
                                    Class A                           Class B                        Class C
                      --------------------------------    ----------------------------     --------------------------
                          For the                             For the                         For the
                        six months          For the         six months        For the       six months     For the
                           ended              year             ended            year           ended         year
                         June 30,            ended           June 30,          ended         June 30,       ended
                           2008           December 31,         2008         December 31,       2008      December 31,
                        (unaudited)           2007          (unaudited)         2007        (unaudited)      2007
                      -------------    ---------------    -----------     ------------     ------------  ------------
Shares sold.......... $ 409,184,659(1) $   843,066,044(2) $10,367,622     $ 13,577,268     $ 50,153,194  $ 35,861,962
Reinvested dividends.    12,586,115         58,499,405        139,302          655,545          196,658       563,246
Shares redeemed......  (575,573,343)    (1,430,613,813)    (8,385,876)(1)  (19,714,079)(2)  (31,136,287)  (25,778,554)
                      -------------    ---------------    -----------     ------------     ------------  ------------
Net increase
 (decrease).......... $(153,802,569)   $  (529,048,364)   $ 2,121,048     $ (5,481,266)    $ 19,213,565  $ 10,646,654
                      =============    ===============    ===========     ============     ============  ============

                      ---------------------------
                                Class I
                      --------------------------
                         For the
                       six months     For the
                          ended         year
                        June 30,       ended
                          2008      December 31,
                       (unaudited)      2007
                      ------------  ------------
Shares sold.......... $  9,645,475  $ 10,922,170
Reinvested dividends.      211,319       723,464
Shares redeemed......  (11,341,974)  (11,160,285)
                      ------------  ------------
Net increase
 (decrease).......... $ (1,485,180) $    485,349
                      ============  ============

                                                    Municipal Money Market Fund
                      --------------------------------------------------------------------------------------
                                  Class A                        Class B                    Class C
                      -----------------------------    -----------------------     -------------------------
                         For the                         For the                     For the
                       six months        For the       six months     For the      six months     For the
                          ended            year           ended         year          ended         year
                        June 30,          ended         June 30,       ended        June 30,       ended
                          2008         December 31,       2008      December 31,      2008      December 31,
                       (unaudited)         2007        (unaudited)      2007       (unaudited)      2007
                      -------------  --------------    ----------- ------------    -----------  ------------
Shares sold.......... $  76,747,662  $  260,584,595(3) $   46,559   $   15,146     $   639,641  $  1,136,716
Reinvested dividends.     1,137,589       3,066,154           696        6,688           2,116         8,590
Shares redeemed......   (93,512,622)   (210,828,100)      (31,706)    (368,544)(3)    (466,781)     (662,545)
                      -------------  --------------    ----------   ----------     -----------  ------------
Net increase
 (decrease).......... $ (15,627,371) $   52,822,649    $   15,549   $ (346,710)    $   174,976  $    482,761
                      =============  ==============    ==========   ==========     ===========  ============

--------
(1)Includes automatic conversion of Class B shares in the amount of $788,573 to Class A shares
(2)Includes automatic conversion of Class B shares in the amount of $4,233,353 to Class A shares
(3)Includes automatic conversion of Class B shares in the amount of $69,768 to Class A shares

Note 6. Directors' Retirement Plan

   The Directors of the SunAmerica Money Market Funds, Inc. have adopted the AIG SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993, as amended December 9, 2006, for the unaffiliated Directors. The Retirement Plan provides generally that an unaffiliated Director may become a participant ("Participant") in the Retirement Plan if he or she has at least 10 years of consecutive service as a Disinterested Director of any of the adopting AIG SunAmerica mutual funds (the "Adopting Funds") or has attained the age of 60 while a Director and completed five (5) consecutive years of service as a Director of any Adopting Fund (an "Eligible Director"). Pursuant to the Retirement Plan, an Eligible Director may receive benefits upon (i) his or her death or disability while a Director or (ii) the termination of his or her tenure as a Director, other than removal for cause from each of the Adopting Funds with respect to which he or she is an Eligible Director.

   As of each of the first 10 birthdays after becoming a Participant and on which he or she is both a Director and Participant, each Eligible Director will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Director of each Adopting Fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding statement during prior years is added to each Eligible Director's account. The rights of any Participant to benefits under the Retirement Plan shall be an unsecured claim against the assets of the Adopting Funds. An Eligible Director may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to 15 annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

        SunAmerica Money Market Funds
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2008 -- (unaudited)
        (continued)


   The following amounts for the Retirement Plan Liabilities are included in the Directors' fees and expenses line on the Statement of Assets and Liabilities and the amounts for the Retirement Plan Expenses are included in the Director's fees and expenses line on the Statement of Operations.

                                Retirement Plan Retirement Plan Retirement Plan
                                   Liability        Expense        Payments
                                --------------- --------------- ---------------
 Fund                                         As of June 30, 2008
 ----                           -----------------------------------------------
 Money Market Fund.............    $265,742         $17,052         $6,883
 Municipal Money Market Fund...      10,388           1,998            159

Note 7. Interfund Lending Agreement

   Pursuant to exemptive relief granted by the Commission, the Funds are permitted to participate in an interfund lending program among investment companies advised by AIG SunAmerica or an affiliate. The interfund lending program allows the participating Funds to borrow money from and loan money to each other for the temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the six months ended June 30, 2008, none of the Funds participated in the program.

        SunAmerica Money Market Funds

If you would like additional information:

   [_] Call FastFacts -- our 24-hour, automated account and fund information hotline at 800-654-4760.

   [_] Visit www.sunamericafunds.com for more up-to-date information.

                                 Thank you for your continued support,
                                 AIG SunAmerica Mutual Funds

[LOGO] AIG Sun America
Mutual Funds

            Harborside Financial Center
            3200 Plaza 5
            Jersey City, NJ 07311-4992

Directors/Trustees         VOTING PROXIES ON FUND     most recent twelve month
 Jeffrey S. Burum          PORTFOLIO SECURITIES       period ended June 30 is
 Dr. Judith L. Craven      A description of the       available, once filed
 William F. Devin          policies and proce-dures   with the U.S. Securities
 Samuel M. Eisenstat       that the Fund uses to      and Exchange Commission,
 Stephen J. Gutman         determine how to vote      without charge, upon
 Peter A. Harbeck          proxies relating to        request, by calling (800)
 William J. Shea           secu-rities held in the    858-8850 or on the U.S.
                           Fund's portfolios which    Secu-rities and Exchange
Officers                   is available in the        Commission's website at
 John T. Genoy, President  Fund's State-ment of       http://www.sec.gov.
   and Chief               Additional Information,
   Executive Officer       may be obtained without    DISCLOSURE OF QUARTERLY
 Donna M. Handel,          charge upon re-quest, by   PORTFOLIO HOLDINGS
   Treasurer               calling (800) 858-8850.    The Fund is required to
 James Nichols, Vice       This information is also   file its com-plete
   President               available from the EDGAR   schedule of portfolio
 Timothy Pettee, Vice      database on the U.S.       holdings with the U.S.
   President               Secu-rities and Exchange   Securities and Exchange
 Cynthia A. Skrehot, Vice  Commission's website at    Commission for its first
   President and Chief     http://www.sec.gov.        and third fiscal quarters
   Compliance Officer                                 on Form N-Q. The Fund's
 Gregory N. Bressler,      DELIVERY OF SHAREHOLDER    Forms N-Q are available
   Chief Legal Officer     DOCUMENTS                  on the U.S. Securities
   and Secretary           The Funds have adopted a   and Exchange Commission's
 Nori L. Gabert, Vice      policy that allows them    website at
   President and           to send only one copy of   http://www.sec.gov. You
   Assistant Secretary     a Fund's prospectus,       can also review and
 Kathleen Fuentes,         proxy material, annual     obtain copies of the
   Assistant Secretary     report and semi-annual     Forms N-Q at the U.S.
 John E. McLean,           report (the "shareholder   Securities and Exchange
   Assistant Secretary     documents") to             Commission's Public
 Gregory R. Kingston,      shareholders with          Refer-ence Room in
   Vice President and      multiple accounts          Washington, DC
   Assistant Treasurer     residing at the same       (information on the
 Diedre Shepherd,          "household." This          operation of the Public
   Assistant Treasurer     practice is called         Reference Room may be
 Matthew J. Hackethal,     householding and reduces   ob-tained by calling
   Anti-Money Laundering   Fund expenses, which       1-800-SEC-0330).
   Compliance Office       benefits you and other
                           shareholders. Unless the   This report is submitted
Investment Adviser         Funds receive              solely for the general
 AIG SunAmerica Asset      instructions to the        information of
   Management Corp.        con-trary, you will only   shareholders of the Fund.
 Harborside Financial      receive one copy of the    Distribution of this
   Center                  shareholder documents.     report to persons other
 3200 Plaza 5              The Funds will continue    than shareholders of the
 Jersey City, NJ           to household the           Fund is authorized only
   07311-4992              share-holder documents     in connection with a
                           indefinitely, until we     currently effective
Distributor                are instructed otherwise.  prospectus, setting forth
 AIG SunAmerica Capital    If you do nor wish to      details of the Fund,
   Services, Inc.          participate in             which must precede or
 Harborside Financial      householding please        accompany this report.
   Center                  contact Shareholder
 3200 Plaza 5              Services at (800)          The accompanying report
 Jersey City, NJ           858-8850 ext. 6010 or      has not been audited by
   07311-4992              send a written request     independent accountants
                           with your name, the name   and accordingly no
Shareholder Servicing      of your fund(s) and your   opinion has been
Agent                      account member(s) to AIG   expressed thereon.
 AIG SunAmerica Fund       SunAmerica Mutual Funds
   Services, Inc.          c/o BFDS, P.O. Box
 Harborside Financial      219186, Kansas City MO,
   Center                  64121-9186. We will
 3200 Plaza 5              resume individual
 Jersey City, NJ           mailings for your account
   07311-4992              within thirty (30) days
                           of receipt of your
Custodian and Transfer     request.
Agent
 State Street Bank and     PROXY VOTING RECORD ON
   Trust Company           SUNAMERICA MONEY MARKET
 P.O. Box 419572           FUNDS
 Kansas City, MO           Information regarding how
   64141-6572              SunAmerica Money Market
                           Funds voted proxies
                           re-lating to securities
                           held in SunAmerica Money
                           Market Funds during the

Distributed by:
AIG SunAmerica Capital Services, Inc.

Investors should carefully consider a Fund's investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, the AIG SunAmerica Sales Desk at 800-858-8850, ext. 6003, or at www.sunamericafunds.com. Read the prospectus carefully before investing.

www.sunamericafunds.com

MMSAN - 6/08

[LOGO] AIG
Sun America
Mutual Funds
live longer retire stronger/sm/

Item 2.  Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert.

         Not applicable.

Item 4.  Principal Accountant Fees and Services.

         Not applicable.

Item 5.  Audit Committee of Listed Registrants.

         Not applicable.

Item 6.  Investments.

         Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

         There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-
         101), or this Item 10.

Item 11. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.3a-3(c)). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal contro1 over financial reporting.

Item 12. Exhibits.

     (a)  (1) Not applicable.

          (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

          (3) Not applicable.

     (b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Money Market Funds, Inc.

By: /s/ John T. Genoy
    -------------------
    John T. Genoy
    President

Date: September 5, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John T. Genoy
    -------------------
    John T. Genoy
    President

Date: September 5, 2008

By: /s/ Donna M. Handel
    -------------------
    Donna M. Handel
    Treasurer

Date: September 5, 2008